INTANGIBLE ASSETS, NET - Intangible assets (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
INTANGIBLE ASSETS, NET
Subtotal	$ 1,232,857	$ 1,246,743
Less: accumulated amortization	(413,186)	(287,192)	$ (123,675)
Total intangible assets, net	819,671	959,551	968,131
Software
INTANGIBLE ASSETS, NET
Subtotal	793,195	796,042	794,548
Online ride- hailing platform Services
INTANGIBLE ASSETS, NET
Subtotal	$ 439,662	$ 450,701	$ 297,258